SEMI-ANNUAL REPORT                             December 31,
1996


   Prudential Securities
     Command Account
   ---------------------
    Commany Money Fund
   Command Government Fund
   Command Tax-Free Fund

         (LOGO)

Letter to
Shareholders
-----------------------------------------
                         December 31, 1996

Dear Shareholder:
Short-term interest rates fluctuated frequently in 1996 as investors reacted to conflicting reports that the economy was alternately strengthening or weakening. By year-end, perceptions of slower growth prevailed with interest rates slightly lower than they were a year earlier. Throughout the six-month reporting period the Command Money and Command Government funds offered competitive yields and the Command Tax-Free Fund produced attractive tax-free income, which for the 7-day period ending December 31, 1996, was equivalent to
5.46% taxable yield for investors in the 39.6% income tax bracket.

                    FUND FACTS
                  As of 12/31/96

                                7 Day       Net Asset
Weighted        Total Net
                             Current Yld.     Value     Avg.
Mat.     Assets (mil.)

Command Money                   4.94%         $1.00      55
days         $ 5,622
IBC Financial Data              4.90%         $1.00      53
days            N/A
  Money Fund Avg.
  (All Taxable)1

Command                         4.82%          $1.00     57
days           $ 529
  Government

IBC Financial Data              4.67%          $1.00     50
days             N/A
  Total Government
  Universe2

Command                         3.30%          $1.00     50
days           $ 985
  Tax-Free3

IBC Financial Data              3.27%          $1.00     53
days             N/A
  General Purpose Tax-Free
  Money Funds4

  Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Fund will be able to maintain a stable net asset value.

  1 This is the average 7-day current yield, NAV and WAM of 812 funds in the
International Business Communications Financial Data all taxable money market fund category for December 31, 1996.

  2 This is the average 7-day current yield, NAV and WAM of 228 funds in IBC
Financial Data's total government universe fund category for December 31, 1996.

  3 Some investors may be subject to the federal alternative minimum tax.

  4 This is the average 7-day current yield, NAV and WAM of 140 funds in IBC
Financial Data's stockbroker & general purpose tax-free money fund category for
December 31, 1996.

Fund Objectives.
The Command Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less.

The Command Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less.

The Command Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT).

There can be no assurance that any of the Funds will achieve their respective investment objectives.

Strategy Session.
What A Ride.
The Federal Reserve adjusts the Federal Funds rate (what banks charge each other for overnight loans) with the goal of promoting sustained and non-inflationary growth. The central bank usually raises the rate to discourage inflation and lowers it to encourage economic growth. Correctly anticipating changes in the Federal Funds rate is one way your Funds attempt to maximize yield. Another is by seizing investment opportunities as they occur.

As matters turned out, the Federal Funds rate stayed anchored at 5.25% from
February onward. Of course, no one knew earlier in the year that the central bank would leave rates unchanged. Starting in March investors would aggressively bid up short-term interest rates (some one-year yields went as high a 6% or more) whenever an economic report suggested that the economy was strengthening too quickly. They thought that the central bank would be forced to significantly tighten interest rates to head off inflation. When the Federal
Reserve took no action, yields fell until the next round of strong economic news started the cycle all over again.

Why didn't the Federal Reserve act in 1996? In retrospect, there was little need to. While the economy picked up steam in the second quarter, posting a robust 4.7% gain in real Gross Domestic Product (GDP is the total value of goods and services produced by the U.S. economy and is a widely used barometer for measuring growth), it was not sustainable. By the third quarter real GDP fell to 2.1%. More importantly, inflationary pressures remained benign. The
Consumer Price Index (CPI is a widely used measure for inflation) ended the year at 3.3%. But when volatile energy prices were excluded, consumer prices rose only 2.6% for all of 1996 -- the slowest pace in more than 30 years.

What Went Well.
The Long & Short of It.
The Command Money Fund invested new assets in longer term securities (one year to 13 months) as the yield curve steepened and this helped through much of the year. We also maintained a core position in high quality, variable rate securities which reset off the London Interbank Offered Rate (LIBOR). Yields were attractive and high enough to compensate investors should the Federal
Reserve raise short-term interest rates (which did not happen). During this time our weighted average maturity (WAM) lengthened. We shortened maturities late in July in anticipation of a higher Federal Funds rate.

Command Government Fund maturities were longer than the average government money market fund tracked by IBC Financial Data. We focused on shorter term
(three months or less) and longer term (one-year) securities. This strategy enabled the Fund to take advantage of the more favorable longer term yields.

By fall it was becoming apparent to investors that the Federal Reserve was not likely to raise rates in 1996 and the spread between longer term and shorter term securities narrowed. The increased interest rate risk prompted us to invest new assets in three- to four-month securities. The yields here were attractive and, more importantly, we kept our ability to respond if rates went higher.

The Command Tax-Free Fund saw tax-free interest rates reflect some gradual upward movement during the period, generally lagging the taxable markets. From spring into early summer, we purchased higher yielding, longer term investments before short-term municipal rates began their seasonal descent in July. This was reflected in our typically longer maturity compared to the average tax-free money market fund. We began to shorten the weighted average maturity in early fall because the available longer term yields weren't attractive enough and we wanted to maintain our flexibility should the Federal Reserve decide to increase interest rates.

For the Command Tax-Free Fund anticipating moves by the Federal Reserve is one of the keys to preserving competitive yields. But being a tax-free money fund, our investment strategy is also driven by many technical and economic factors including seasonal shareholder demands for cash as well as supply and demand conditions. Several times during the year we selectively lengthened our maturities to take advantage of longer term higher yielding securities: For example, we lengthened the weighted average maturi-ty before the year began to cushion the effects of yields that seem to fall every January in the tax-free markets. We extended again in May as tax-exempt interest rates moved higher in conjunction with tax season redemptions, and again in late August as one-year, tax-exempt interest rates peaked with the issuance of Texas tax and revenue anticipation notes. As the year ended, we once again lengthened the WAM to carry us through January's seasonal dip in yields.

And Not So Well.
Too Cautious.
In retrospect, during periods when the market was poised for tighter monetary policy, we should have purchased more longer term securities. We thought the
Federal Reserve would raise interest rates, however, and we did not want to be caught flat-footed by having too much of our assets tied up in longer term securities.

Looking Ahead.
In our last report in June we said that there was a possibility that the
Federal Reserve would raise rates before year-end. It did not happen, of course, but the uncertainty which caused short-term rates to fluctuate in 1996 has continued into the new year. Economic signals remain mixed. Your Funds have maintained their maturities based on a stable monetary policy outlook through the first quarter of 1997. If any sustainable increase in inflation is detected during this time, we believe the Federal Reserve will respond quickly by increasing rates modestly.

Sincerely,

Robert N. Felice     Michelle Errico Gonnella     Richard S.
Lynes
Portfolio Manager    Portfolio Manager            Portfolio
Manager
Command Money Fund   Command Government Fund      Command
Tax-Free Fund


Richard A. Redeker
President
                                 4

COMMAND MONEY FUND                               Portfolio
of Investments
                                                 December
31, 1996 (Unaudited)

Principal
 Amount                                       Value
  (000)              Description             (Note 1)
             Bank Notes--3.6%
             American Express Centurion
               Bank
$  10,000(a) 5.5325%, 1/9/97............  $    9,999,230
   18,000(a) 5.57547%, 1/14/97..........      17,999,370
   20,000(a) 5.57547%, 1/15/97..........      19,998,860
   22,000(a) 5.595%, 1/21/97............      21,999,099
   14,000(a) 5.595%, 1/22/97............      13,998,646
             Bank of America, Illinois
   17,000    5.80%, 5/13/97.............      16,998,179
             FCC National Bank
   33,000    5.77%, 4/15/97.............      32,994,593
             First Bank National
               Association
   19,000(a) 5.51719%, 1/15/97..........      18,989,330
             Morgan Guaranty Trust Co.
   41,000(a) 5.375%, 2/14/97............      40,974,042
             PNC Bank N.A.
   10,000(a) 5.56453%, 1/21/97..........       9,998,945
                                          --------------
             Total Bank Notes
             (amortized cost
               $203,950,294)............     203,950,294
                                          --------------
             Certificates of Deposit-Domestic--11.3%
             Bank of Montreal
  150,000    5.39%, 1/23/97.............     150,000,000
             Bank of Nova Scotia
  180,000    5.39%, 3/4/97..............     180,000,000
             Canadian Imperial Bank
               Commerce
   87,000    5.41%, 1/31/97.............      87,000,000
  176,000    5.39%, 2/4/97..............     176,000,000
             National Bank of Canada
   40,765    5.4375%, 3/10/97...........      40,765,000
                                          --------------
             Total Certificates of
               Deposit-Domestic
             (amortized cost
               $633,765,000)............     633,765,000
                                          --------------
             Certificates of Deposit-Eurodollar--5.7%
             Abbey National
               Treasury Services, PLC
  149,000    5.41%, 1/30/97.............     149,002,885
   75,000    5.38%, 2/14/97.............      75,000,614
$  20,000    5.42%, 5/27/97.............  $   19,996,523
             Banco Bilbao Vizcaya S.A.
   11,000    5.41%, 3/5/97..............      11,000,190
             Bank of Nova Scotia
    8,000    6.05%, 6/25/97.............       8,016,879
             Banque Nationale de Paris
   20,000    5.40%, 1/22/97.............      20,000,039
             Bayerische Hypotheken und
               Weschel Bank
    3,000    5.74%, 5/27/97.............       3,001,236
             Credit Anstalt Bankverin
    9,000    5.43%, 4/7/97..............       9,000,150
             National Bank of Canada
    7,000    5.42%, 3/10/97.............       7,000,250
             Westdeutshe Landesbank
               Girozentrale
    4,000    5.58%, 4/2/97..............       4,001,248
             Westpac Banking Corp.
   13,000    5.38%, 2/7/97..............      12,999,426
                                          --------------
             Total Certificates of
               Deposit-Eurodollar
             (amortized cost
               $319,019,440)............     319,019,440
                                          --------------
             Certificates of Deposit-Yankee--20.9%
             Banque Nationale de Paris
   35,000    5.41%, 1/15/97.............      34,999,855
  143,000    5.38%, 2/18/97.............     143,000,000
   13,000    5.44%, 3/17/97.............      12,999,733
   88,000    5.58%, 4/2/97..............      87,976,008
             Barclays Bank PLC
   70,000    5.37%, 2/3/97..............      70,000,000
  158,000    5.37%, 2/5/97..............     158,000,000
             Bayerische Hypotheken und
               Weschel Bank
    6,000    5.375%, 2/18/97............       6,000,033
   44,000    5.39%, 2/28/97.............      44,000,000
   20,000    5.39%, 3/3/97..............      19,999,946

                                      -5-
                        See Notes to Financial Statements
appearing on page 26.

COMMAND MONEY FUND

Principal
 Amount                                       Value
  (000)              Description             (Note 1)
             Certificates of Deposit-Yankee--(cont'd)
             Bayerische Landesbank
               Girozentrale
$  75,000    5.40%, 1/17/97.............  $   74,999,840
   22,000    5.37%, 2/3/97..............      21,999,552
             Commerzbank
   24,000    5.42%, 6/10/97.............      23,991,087
             Deutsche Bank
   45,000    5.53%, 4/2/97..............      44,965,711
             Landesbank Hessen-Thuringen
               Girozentrale
   35,000    5.70%, 4/29/97.............      34,984,427
             Midland Bank PLC
   10,000    5.50%, 4/10/97.............       9,999,709
             National Westminster Bank,
               PLC
  130,000    5.39%, 2/14/97.............     129,999,873
             Societe Generale
  258,000    5.37%, 2/20/97.............     258,000,000
                                          --------------
             Total Certificates of
               Deposit-Yankee
             (amortized cost
               $1,175,915,774)..........   1,175,915,774
                                          --------------
             Commercial Paper--40.3%
             Aetna Services, Inc.
   20,000    5.42%, 3/14/97.............      19,783,200
   11,000    5.42%, 3/17/97.............      10,875,792
             American Brands, Inc.
    8,000    5.34%, 2/11/97.............       7,951,347
    5,000    5.34%, 3/12/97.............       4,948,083
             American Express Credit
               Corp.
   78,000    5.31%, 3/3/97..............      77,298,195
             Aristar, Inc.
    6,000    5.37%, 1/17/97.............       5,985,680
    9,000    5.41%, 3/14/97.............       8,902,620
             Associates Corp. of North
               America
   72,000    5.32%, 1/30/97.............      71,691,440
             Avco Financial Services,
               Inc.
   25,000    5.44%, 3/3/97..............      24,769,556
             Bank Austria Finance, Inc.
   13,547    5.35%, 1/15/97.............      13,518,815
             Bank of Nova Scotia
$  18,000    5.33%, 3/10/97.............  $   17,818,780
             Barton Capital Corp.
   14,900    5.36%, 1/15/97.............      14,868,942
    4,325    5.42%, 2/14/97.............       4,296,349
    6,381    5.35%, 2/27/97.............       6,326,948
             BHF Finance, Inc.
   29,000    5.31%, 1/30/97.............      28,875,952
             Bradford & Bingley Building Society
   40,000    5.30%, 2/12/97.............      39,752,667
   20,000    5.31%, 2/21/97.............      19,849,550
             Caterpillar Financial
               Services Corp.
   10,000    5.38%, 4/28/97.............       9,825,150
   18,000    5.35%, 5/16/97.............      17,638,875
   29,000    5.35%, 6/16/97.............      28,284,586
             Cheltenham & Gloucester,
               PLC
   41,000    5.32%, 2/21/97.............      40,690,997
   77,000    5.325%, 2/24/97............      76,384,962
             CIT Group Holdings, Inc.
   42,000    5.35%, 3/31/97.............      41,444,492
             Coca-Cola Enterprises, Inc.
   36,000    5.34%, 2/3/97..............      35,823,780
             Corporate Receivables Corp.
   13,000    5.35%, 2/13/97.............      12,916,926
   61,000    5.40%, 2/20/97.............      60,542,500
             Countrywide Home Loan, Inc.
   18,451    5.35%, 1/21/97.............      18,396,160
             Creditanstalt Finance, Inc.
   25,000    5.40%, 2/11/97.............      24,846,250
             CXC, Inc.
   50,000    5.35%, 2/10/97.............      49,702,778
             Dakota Certified Program of
               Standard Credit Card
               Master Trust I
   10,000    5.34%, 1/16/97.............       9,977,750
   31,670    5.34%, 1/23/97.............      31,566,650
   20,000    5.35%, 1/23/97.............      19,934,611
   68,000    5.33%, 2/20/97.............      67,496,611

                                      -6-
                        See Notes to Financial Statements
appearing on page 26.

COMMAND MONEY FUND

Principal
 Amount                                       Value
  (000)              Description             (Note 1)
             Commercial Paper--(cont'd)
             Enterprise Funding Corp.
$   9,652    5.48%, 1/15/97.............  $    9,631,431
    7,000    5.34%, 2/18/97.............       6,950,160
   15,862    5.34%, 3/4/97..............      15,716,122
    4,473    5.40%, 3/17/97.............       4,422,679
    5,000    5.34%, 3/18/97.............       4,943,633
    4,000    5.34%, 5/27/97.............       3,913,373
             Falcon Asset Securitization
               Corp.
   29,310    5.50%, 1/15/97.............      29,247,309
             Finova Capital Corp.
    4,000    5.55%, 1/13/97.............       3,992,600
             First Data Corp.
   19,000    5.40%, 3/18/97.............      18,783,400
    7,000    5.40%, 3/25/97.............       6,912,850
             Ford Motor Credit Co.
   37,000    5.35%, 3/3/97..............      36,664,585
             General Electric Capital
               Corp.
   56,000    5.31%, 1/16/97.............      55,876,100
   16,000    5.44%, 2/24/97.............      15,869,440
   50,000    5.44%, 2/25/97.............      49,584,444
             General Motors Acceptance
               Corp.
  203,800    5.39%, 3/31/97.............     201,084,308
   17,000    5.50%, 4/7/97..............      16,750,667
             Golden Peanut Co.
    4,000    5.33%, 2/18/97.............       3,971,573
             GTE Corp.
   13,000    5.50%, 1/14/97.............      12,974,181
   29,000    5.50%, 1/21/97.............      28,911,389
             Heller Financial, Inc.
   12,000    5.57%, 1/13/97.............      11,977,720
   14,000    5.57%, 1/14/97.............      13,971,841
    3,000    5.75%, 1/16/97.............       2,992,813
   40,000    5.80%, 1/21/97.............      39,871,111
             ITT Industries, Inc.
   16,341    5.50%, 1/21/97.............      16,291,069
    6,170    5.45%, 1/23/97.............       6,149,450
   14,250    5.32%, 2/18/97.............      14,148,920
             Johnson Controls, Inc.
$  49,000    5.39%, 1/24/97.............  $   48,831,263
             Kredietbank Financial Corp.
   24,000    5.32%, 1/16/97.............      23,946,800
             Merrill Lynch & Co., Inc.
   15,000    5.32%, 1/21/97.............      14,955,667
    5,000    5.45%, 1/22/97.............       4,984,104
   30,000    5.32%, 1/24/97.............      29,898,033
   13,000    5.33%, 1/24/97.............      12,955,731
  121,000    5.37%, 1/31/97.............     120,458,525
   52,000    5.31%, 2/27/97.............      51,562,810
             Mitsubishi International
               Corp.
   12,300    5.50%, 1/10/97.............      12,283,088
   17,000    5.45%, 1/15/97.............      16,963,969
   15,000    5.35%, 1/24/97.............      14,948,729
   10,000    5.35%, 3/4/97..............       9,907,861
             Morgan Stanley Group, Inc.
   78,000    5.32%, 1/21/97.............      77,769,467
   75,000    5.32%, 1/29/97.............      74,689,667
             National Australia Funding, Delaware
    5,000    5.33%, 4/18/97.............       4,920,790
             Nationwide Building Society
   39,000    5.31%, 2/19/97.............      38,718,127
    6,000    5.375%, 2/26/97............       5,949,833
             NYNEX Corp.
   13,000    5.41%, 2/13/97.............      12,915,995
             PNC Funding Corp.
   10,000    5.36%, 1/22/97.............       9,968,733
             Preferred Receivables Funding Corp.
   31,000    5.45%, 1/14/97.............      30,938,990
    4,900    5.45%, 1/15/97.............       4,889,615
    9,975    5.37%, 3/20/97.............       9,858,941
             Rank Xerox Capital (Europe)
               PLC
    5,000    5.35%, 1/21/97.............       4,985,139
             Sears Roebuck Acceptance
               Corp.
   38,000    5.47%, 2/26/97.............      37,676,662
             Triple A One Funding Corp.
   13,871    5.40%, 2/7/97..............      13,794,016

                                      -7-
                        See Notes to Financial Statements
appearing on page 26.

COMMAND MONEY FUND

Principal
 Amount                                       Value
  (000)              Description             (Note 1)
             Commercial Paper--(cont'd)
             WCP Funding Inc.
$  16,724    5.45%, 1/10/97.............  $   16,701,214
    8,000    5.40%, 2/20/97.............       7,940,000
                                          --------------
             Total Commercial Paper
             (amortized cost
               $2,268,003,931)..........   2,268,003,931
                                          --------------
             Other Corporate Obligations--16.6%
             Abbey National Treasury Services, PLC
   53,000    5.50%, 11/26/97............      52,951,750
             American General Finance
               Corp.
    3,000    7.00%, 10/1/97.............       3,024,158
    5,200    7.70%, 11/15/97............       5,278,840
             Associates Corp. of North
               America
    3,100    9.70%, 5/1/97..............       3,139,002
    5,000    7.00%, 5/13/97.............       5,018,383
             Bell Atlantic Financial
               Services, Inc.
    4,400    6.625%, 11/30/97...........       4,434,498
             Beneficial Corp.
   25,000(a) 5.54%, 3/5/97..............      25,009,424
             Capital Equipment Receivable Trust
   95,766(a) 5.60%, 1/15/97.............      95,767,935
             Ford Motor Credit Co.
    5,000    7.05%, 11/19/97............       5,059,849
             General Motors Acceptance
               Corp.
   39,000(a) 5.52%, 2/2/97..............      38,999,565
    5,000    7.65%, 2/3/97..............       5,011,073
   11,000(a) 5.52%, 2/21/97.............      10,999,901
   22,000(a) 5.65%, 3/3/97..............      22,011,852
    9,000    6.10%, 3/31/97.............       9,008,660
             Goldman Sachs Group L.P.
  216,000 a)(b) 5.625%, 2/19/97............    216,000,000
   52,000 a)(b) 5.80469%, 2/19/97..........     52,000,000
             International Lease Finance
               Corp.
    5,600    5.875%, 2/1/97.............       5,602,553
             Merrill Lynch & Co., Inc.
   40,000(a) 5.5325%, 1/1/97............      39,991,264
   10,000(a) 5.68016%, 1/24/97..........       9,999,937
             Morgan Stanley Group, Inc.
$  18,000(a) 5.6875%, 1/15/97...........  $   18,000,000
   33,000(a) 5.625%, 2/18/97............      33,000,000
             NationsBank Auto Owner
               Trust
   15,715(a) 5.776%, 1/15/97............      15,714,324
             NationsBank Corp.
    4,000    7.50%, 2/15/97.............       4,008,215
             Repackaged Asset Trust
   81,000(a) 6.00586%, 1/15/97..........      80,983,470
             SMM Trust 1995-Q
  174,000(a) 5.60547%, 1/8/97...........     173,999,688
                                          --------------
             Total Other Corporate
               Obligations
             (amortized cost
               $935,014,341)............     935,014,341
                                          --------------
             U.S. Government Agency & Instrumentality
               Obligations-Non-discount--1.3%
             Federal National Mortgage
               Association
   50,000    5.48%, 4/24/97.............      49,952,094
             United States Treasury
               Notes
   20,000    6.125%, 5/31/97............      20,023,259
                                          --------------
             Total U.S. Government
               Agency & Instrumentality
               Obligations-Non-discount
             (amortized cost
               $69,975,353).............      69,975,353
                                          --------------
             Total Investments--99.7%
             (amortized cost
               $5,605,644,133)..........   5,605,644,133
             Other assets in excess of
               liabilities--0.3%........      16,057,408
                                          --------------
             Net Assets--100%...........  $5,621,701,541
                                          --------------
                                          --------------

---------------
(a) The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) Indicates a security restricted as to resale.
                                      -8-
                        See Notes to Financial Statements
appearing on page 26.

COMMAND MONEY FUND
Statement of Assets and Liabilities
(Unaudited)

Assets
December 31, 1996

-----------------
Investments, at amortized cost which approximates market
value........................    $ 5,605,644,133
Receivable for Fund shares
sold.......................................................
107,102,643
Interest
receivable..................................................
 .................         29,172,320
Prepaid
expenses....................................................
 ..................            143,543

-----------------
  Total
assets......................................................
 ..................      5,742,062,639

-----------------
Liabilities
Bank
overdraft...................................................
 .....................             78,327
Payable for Fund shares
repurchased.................................................
 ..        117,149,188
Management fee
payable.....................................................
 ...........          1,895,243
Accrued expenses and other
liabilities................................................
892,737
Distribution fee
payable.....................................................
 .........            345,603

-----------------
  Total
liabilities.................................................
 ..................        120,361,098

-----------------
Net Assets
Applicable to 5,621,701,541 shares of beneficial interest
(.01 par value) issued and
  outstanding;
  unlimited number of shares
authorized...............................................
$ 5,621,701,541

-----------------

-----------------
Net asset value, offering price and redemption price per
share ($5,621,701,541 /
  5,621,701,541
shares).....................................................
 ..........              $1.00

-----------------

-----------------

See Notes to Financial Statements appearing on page 26.
                                      -9-

COMMAND MONEY FUND
Statement of Operations
(Unaudited)

                                            Six Months
                                              Ended
                                           December 31,
Net Investment Income                          1996
Income
  Interest.............................    $   156,641,148
                                        ------------------
Expenses
  Management fee.......................         10,649,923
  Distribution fee.....................          3,578,495
  Registration fees....................            907,000
  Transfer agent's fees and expenses...            857,000
  Custodian's fees and expenses........            111,000
  Insurance expense....................             76,000
  Reports to shareholders..............             76,000
  Trustees' fees and expenses..........             33,000
  Audit fee and expenses...............             22,000
  Legal fees and expenses..............              8,000
  Miscellaneous........................                748
                                        ------------------
    Total expenses.....................         16,319,166
                                        ------------------
Net investment income..................        140,321,982
                                        ------------------
Realized Gain on Investments
Net realized gain on investment
  transactions.........................             16,390
                                        ------------------
Net Increase in Net Assets
Resulting from Operations..............    $   140,338,372
                                        ------------------
                                        ------------------

COMMAND MONEY FUND
Statement of Changes in Net Assets
(Unaudited)

                         Six Months
                           Ended            Year Ended
Increase in             December 31,         June 30,
Net Assets                  1996               1996
Operations
  Net investment
    income........... $    140,321,982   $    252,390,009
  Net realized gain
    on investment
    transactions.....           16,390            125,755
                      ----------------   ----------------
  Net increase in net
    assets resulting
    from operations..      140,338,372        252,515,764
                      ----------------   ----------------
Dividends and
  distributions to
  shareholders.......     (140,338,372)      (252,515,764)
                      ----------------   ----------------
Fund share
  transactions (at $1
  per share)
  Net proceeds from
    shares
    subscribed.......   13,606,967,223     24,708,980,727
  Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions....      140,338,372        252,515,764
  Cost of shares
    reacquired.......  (13,435,445,964)   (23,707,354,464)
                      ----------------   ----------------
  Net increase in net
    assets from Fund
    share
    transactions.....      311,859,631      1,254,142,027
                      ----------------   ----------------
Total increase.......      311,859,631      1,254,142,027
Net Assets
Beginning of
  period.............    5,309,841,910      4,055,699,883
                      ----------------   ----------------
End of period........ $  5,621,701,541   $  5,309,841,910
                      ----------------   ----------------
                      ----------------   ----------------

See Notes to Financial Statements appearing on page 26.
                                      -10-

COMMAND MONEY FUND
Financial Highlights
(Unaudited)

                                           Six Months
                                             Ended
Year Ended June 30,
                                          December 31,     -
------------------------------------------------------------
-----
                                              1996
1996          1995          1994          1993          1992
                                          ------------     -
---------    ----------    ----------    ----------    -----
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...    $     1.000     $
1.000    $    1.000    $    1.000    $    1.000    $
1.000
Net investment income and net realized
  gains................................          0.025
0.052         0.050         0.029         0.030
0.046
Dividends and distributions to
  shareholders.........................         (0.025)
(0.052)       (0.050)       (0.029)       (0.030)
(0.046)
                                          ------------     -
---------    ----------    ----------    ----------    -----
-----
Net asset value, end of period.........    $     1.000     $
1.000    $    1.000    $    1.000    $    1.000    $
1.000
                                          ------------     -
---------    ----------    ----------    ----------    -----
-----
                                          ------------     -
---------    ----------    ----------    ----------    -----
-----
TOTAL RETURN(b):.......................           2.50%
5.30%         5.13%         2.98%         3.01%
4.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........    $ 5,621,702
$5,309,842    $4,055,700    $2,448,201    $2,436,672
$2,125,430
Average net assets (000)...............    $ 5,678,916
$4,896,794    $3,072,284    $2,570,195    $2,275,532
$2,377,108
Ratios to average net assets:
  Expenses, including distribution
  fees.................................            .57%(a)
 .58%          .59%          .59%          .61%          .64%
  Expenses, excluding distribution
  fees.................................            .45%(a)
 .46%          .47%          .47%          .48%          .51%
  Net investment income................           4.90%(a)
5.15%         5.09%         2.92%         2.90%
4.57%

---------------
(a) Annualized
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
See Notes to Financial Statements appearing on page 26.
                                      -11-

COMMAND GOVERNMENT FUND                          Portfolio
of Investments
                                                 December
31, 1996 (Unaudited)

Principal
 Amount                                       Value
  (000)              Description             (Note 1)
             U.S. Government Agencies--82.2%
             Federal Farm Credit Bank
 $  3,500    5.32%, 12/17/97...............  $  3,318,972
                                             ------------
             Federal Home Loan Bank
   23,500    5.29%, 1/14/97................    23,455,109
   24,195    13.00%, 1/30/97...............    24,337,094
   10,000    5.997%, 9/30/97...............     9,999,776
                                             ------------
                                               57,791,979
                                             ------------
             Federal Home Loan Mortgage
               Corporation
      950    7.91%, 1/13/97................       950,681
   16,918    5.29%, 1/14/97................    16,885,682
    8,435    7.82%, 1/24/97................     8,447,145
    7,000    5.23%, 2/3/97.................     6,966,441
   10,000    5.24%, 2/14/97................     9,935,956
   16,000    5.225%, 2/28/97...............    15,865,311
   15,000    5.30%, 3/14/97................    14,841,000
   15,000    5.27%, 3/17/97................    14,835,312
   10,000    5.26%, 6/20/97................     9,751,611
                                             ------------
                                               98,479,139
                                             ------------
             Federal National Mortgage
               Association
   25,000(a) 5.4025%, 1/3/97...............    24,984,300
   15,000    5.23%, 1/28/97................    14,941,162
   20,000(a) 5.49406%, 1/29/97.............    19,993,326
   35,000(a) 5.42%, 2/1/97.................    34,991,061
   25,575(a) 5.42%, 2/14/97................    25,563,894
   10,000    5.22%, 2/18/97................     9,930,400
    8,695(a) 5.42%, 2/24/97................     8,691,752
   20,000    5.21%, 3/3/97.................    19,823,439
   10,000    5.30%, 3/27/97................     9,874,861
   15,365    5.37%, 3/27/97................    15,170,185
    5,000    5.50%, 3/27/97................     4,935,069
   10,000    5.30%, 4/4/97.................     9,863,083
   10,000    5.25%, 4/11/97................     9,854,167
 $ 10,000    5.22%, 5/16/97................  $  9,804,250
   16,250(a) 5.71%, 5/20/97................    16,243,696
    5,000(a) 5.40%, 6/5/97.................     4,993,489
                                             ------------
                                              239,658,134
                                             ------------
             Student Loan Marketing
               Association
    1,000(a) 5.39%, 1/14/97................       999,266
    7,000(a) 5.87%, 6/30/97................     6,998,075
                                             ------------
                                                7,997,341
                                             ------------
             United States Treasury Notes
   18,000    6.50%, 5/15/97................    18,049,869
    5,000    6.50%, 8/15/97................     5,020,132
    5,000    5.75%, 9/30/97................     5,010,675
                                             ------------
                                               28,080,676
                                             ------------
             Total U.S. Government Agencies
             (amortized cost
               $435,326,241)...............   435,326,241
                                             ------------
             Repurchase Agreements(b)--17.9%
   47,000    SBC Warburg Australia, Ltd.,
               5.40%, dated 12/02/96, due
               01/02/97 in the amount of
               $47,218,550 (cost
               $47,000,000), value of
               collateral including
               accrured
               interest--$48,354,244.......    47,000,000
   12,109    Smith Barney, Inc., 5.68%,
               dated 12/23/96, due 01/09/97
               in the amount of $3,008,047
               (cost $3,000,000), value of
               collateral including accrued
               interest--$3,060,000........    12,109,000
    9,000    Morgan Stanley 6.08%, dated
               12/27/96, due 01/03/97 in
               the amount of $9,009,120
               (cost $9,000,000), value of
               collateral including accrued
               interest--$9,258,477........     9,000,000

                                      -12-
                        See Notes to Financial Statements
appearing on page 26.

COMMAND GOVERNMENT FUND

Principal
 Amount                                       Value
  (000)              Description             (Note 1)
             Repurchase Agreements--(cont'd)
 $ 10,180    Morgan Stanley 6.08%, dated
               12/27/96, due 01/03/97 in
               the amount of $9,009,120
               (cost $9,000,000), value of
               collateral including accrued
               interest--$9,258,477........  $ 10,180,000
    4,500    Goldman Sachs 5.45%, dated
               12/09/96, due 01/08/97 in
               the amount of $4,516,350
               (cost $4,500,000 value of
               collateral including accrued
               interest--$4,590,000........     4,500,000
    3,000    Smith Barney, Inc., 5.68%,
               dated 12/23/96, due 01/09/97
               in the amount of $3,008,047
               (cost $3,000,000), value of
               collateral including accrued
               interest--$3,060,000........     3,000,000
    8,784    Goldman Sachs 5.45%, dated
               12/09/96, due 01/08/97 in
               the amount of $4,516,350
               (cost $4,500,000 value of
               collateral including accrued
               interest--$4,590,000........     8,784,000
                                             ------------
             Total Repurchase
               Agreements
             (amortized cost
               $94,573,000)................    94,573,000
                                             ------------
             Total Investments--100.1%
               (amortized cost
               $529,899,241)...............  $529,899,241
             Liabilities in excess of other
               assets--(0.1%)..............      (750,738)
                                             ------------
             Net Assets--100%..............  $529,148,503
                                             ------------
                                             ------------

---------------
(a) The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) Repurchase agreements are collateralized by U.S.
Treasury or Federal agency
    obligations.
                                      -13-
                        See Notes to Financial Statements
appearing on page 26.

COMMAND GOVERNMENT FUND
 Statement of Assets and Liabilities
(Unaudited)

Assets
December 31, 1996

-----------------
Investments, at amortized cost which approximates market
value........................     $ 529,899,241
Recievable for Fund shares
sold.......................................................
8,934,497
Interest
receivable..................................................
 .................         2,394,844
Prepaid
expenses....................................................
 ..................            13,152

-----------------
  Total
assets......................................................
 ..................       541,241,734

-----------------
Liabilities
Bank
overdraft...................................................
 .....................            56,847
Payable for Fund shares
repurchased.................................................
 ..        11,380,434
Accrued expenses and other
liabilities................................................
440,685
Management fee
payable.....................................................
 ...........           183,063
Distribution fee
payable.....................................................
 .........            32,202

-----------------
  Total
liabilities.................................................
 ..................        12,093,231

-----------------
Net Assets
Applicable to 529,148,503 shares of beneficial interest (.01 par value) issued and
  outstanding;
  unlimited number of shares
authorized...............................................
$ 529,148,503

-----------------

-----------------
Net asset value, offering price and redemption price per
share ($529,148,503 /
  529,148,503
shares).....................................................
 ............             $1.00

-----------------

-----------------

See Notes to Financial Statements appearing on page 26.
                                      -14-

COMMAND GOVERNMENT FUND
Statement of Operations
(Unaudited)

                                           Six Months
                                              Ended
                                          December 31,
Net Investment Income                         1996
Income
  Interest.............................    $14,053,904
                                        -----------------
Expenses
  Management fee.......................      1,036,134
  Distribution fee.....................        323,792
  Registration fees....................        121,000
  Custodian's fees and expenses........         50,000
  Transfer agent's fees and expenses...         40,000
  Trustee's fees and expenses..........         25,000
  Reports to shareholders..............         23,000
  Audit fee and expenses...............         19,000
  Legal fees and expenses..............         10,000
  Insurance expense....................          7,000
  Miscellaneous........................          4,084
                                        -----------------
    Total expenses.....................      1,659,010
                                        -----------------
Net investment income..................     12,394,894
                                        -----------------
Realized Gain on Investments
Net realized gain on investment
  transactions.........................         38,509
                                        -----------------
Net Increase in Net Assets
Resulting from Operations..............    $12,433,403
                                        -----------------
                                        -----------------

COMMAND GOVERNMENT FUND
Statement of Changes in Net Assets
(Unaudited)

                          Six Months
                             Ended          Year Ended
Increase in              December 31,        June 30,
Net Assets                   1996              1996
Operations
  Net investment
  income............... $    12,394,894   $    23,722,473
  Net realized gain on
    investment
    transactions.......          38,509            60,771
                        ---------------   ---------------
  Net increase in net
    assets resulting
    from operations....      12,433,403        23,783,244
                        ---------------   ---------------
Dividends and
  distributions to
  shareholders.........     (12,433,403)      (23,783,244)
                        ---------------   ---------------
Fund share transactions
  (at $1 per share)
  Net proceeds from
    shares
    subscribed.........   1,246,796,854     2,100,249,743
  Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions......      12,433,403        23,783,244
  Cost of shares
  reacquired...........  (1,217,566,464)   (2,040,843,422)
                        ---------------   ---------------
  Net increase in net
    assets from Fund
    share
    transactions.......      41,663,793        83,189,565
                        ---------------   ---------------
Total increase.........      41,663,793        83,189,565
Net Assets
Beginning of period....     487,484,710       404,295,145
                        ---------------   ---------------
End of period.......... $   529,148,503   $   487,484,710
                        ---------------   ---------------
                        ---------------   ---------------

See Notes to Financial Statements appearing on page 26.
                                      -15-

COMMAND GOVERNMENT FUND
Financial Highlights
(Unaudited)

                                                    Six
Months
                                                      Ended
Year Ended June 30,
                                                   December
31,     ----------------------------------------------------
----
                                                       1996
1996        1995        1994        1993        1992
                                                   ---------
---     --------    --------    --------    --------    ----
----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period............     $
1.000       $  1.000    $  1.000    $  1.000    $  1.000
$  1.000
Net investment income and net realized gains....
 .024           .050        .048       0.028       0.028
0.045
Dividends and distributions to shareholders.....
(.024)         (.050)      (.048)     (0.028)     (0.028)
(0.045)
                                                   ---------
---     --------    --------    --------    --------    ----
----
Net asset value, end of period..................     $
1.000       $  1.000    $  1.000    $  1.000    $  1.000
$  1.000
                                                   ---------
---     --------    --------    --------    --------    ----
----
                                                   ---------
---     --------    --------    --------    --------    ----
----
TOTAL RETURN(b).................................
2.44%          5.12%       4.89%       2.86%       2.85%
4.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).................
$529,149       $487,485    $404,295    $325,257    $381,703
$372,988
Average net assets (000)........................
$513,843       $477,168    $350,458    $376,159    $380,103
$422,639
Ratios to average net assets:
  Expenses, including distribution fees.........
 .64%(a)        .68%        .65%        .63%        .65%
 .69%
  Expenses, excluding distribution fees.........
 .52%(a)        .56%        .53%        .51%        .53%
 .57%
  Net investment income.........................
4.79%(a)       4.97%       4.81%       2.79%       2.74%
4.38%

---------------
(a) Annualized.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
See Notes to Financial Statements appearing on page 26.
                                      -16-

COMMAND TAX-FREE FUND                            Portfolio
of Investments
                                                 December
31, 1996 (Unaudited)

             Principal
  Moody's     Amount
Value
   Rating      (000)           Description (a)         (Note
1)
                          ARIZONA--1.5%
                          Pima Cnty. Ind. Dev.
                            Auth., F.R.W.D.,
A-1+*         $ 14,945    4.35%, 1/2/97, Ser. 96B... $
14,945,000
                                                     -------
-----
                          ARKANSAS--1.5%
                          Arkansas Dev. Fin. Auth.,
                            Sngl. Family Mtge. Rev.,
                            A.N.N.O.T.,
                          3.80%, 2/28/97, Ser.
A-1+*            7,585      96D.....................
7,585,000
                          Arkansas Fin. Auth. Sngl.
                            Family Mtg. Rev.,
                            Q.T.R.M.T.,
                          3.60%, 2/28/97, Ser.
A-1+*            7,000      96H.....................
7,000,000
                                                     -------
-----

14,585,000
                                                     -------
-----
                          CALIFORNIA--3.6%
                          California Higher Ed. Ln.
                            Auth. Inc., Student Ln.
                            Rev., A.N.N.M.T.,
VMIG1           25,000    3.95%, 7/1/97, Ser. 87A...
25,000,000
                          California Student Ln.
                            Marketing Corp.,
                            Student Ln. Rev. Rfdg.,
                            A.N.N.M.T.,
                          3.85%, 11/1/97, Ser.
VMIG1           10,800      93A.....................
10,800,000
                                                     -------
-----

35,800,000
                                                     -------
-----
                          COLORADO--9.8%
                          Arapahoe Cnty. Multifamily
                            Rev., Ref. Hsg.,
                            Stratford Proj.,
                            F.R.D.D.,
A-2*             5,000    5.55%, 1/2/97, Ser. 94....
5,000,000
                          Avon Cnty. Ind. Dev. Rev.,
                            Beaver Creek Proj.,
                            F.R.M.D.,
P-1              9,000    3.75%, 1/15/97, Ser. 84...
9,000,000
                          Colorado Hsg. & Fin.
                            Auth., Greenwood
                            Multifamily, F.R.W.D.,
A-1+*            9,470    4.30%, 1/2/97, Ser. 96D...
9,470,000
                          Loretto Heights
                            Multifamily Rev.,
                            F.R.W.D.,
A-1+*         $  9,200    4.30%, 1/2/97, Ser. 96F... $
9,200,000
                          Moritz Multifamily,
                            F.R.W.D.,
A-1+*            8,015    4.30%, 1/2/97, Ser. 96H...
8,015,000
                          Eagle Trust, F.R.W.D.S.,
A-1*            19,700    4.26%, 1/2/97, Ser. 94C...
19,700,000
                          Hampton's Crt., F.R.W.D.,
A-1+*            9,600    4.30%, 1/2/97, Ser. 96G...
9,600,000
                          Hunter's Ridge Multifamily
                            Hsg. Rev., F.R.W.D.,
A-1+*            6,005    4.30%, 1/2/97, Ser. 96E...
6,005,000
                          Silver Reef, F.R.W.D.,
A-1*             9,490    4.30%, 1/2/97, Ser. 96A...
9,490,000
                          Denver City & Cnty.
                            Airport Rev., F.R.W.D.,
VMIG1           11,300    4.35%, 1/2/97, Ser. 91B...
11,300,000
                                                     -------
-----

96,780,000
                                                     -------
-----
                          CONNECTICUT--2.1%
                          Connecticut Hsg. Fin.
                            Auth., A.N.N.M.T.,
                          3.60%, 4/10/97, Ser.
VMIG1           15,000      A-3.....................
14,998,364
                          Connecticut Spec. Assmt.,
                            Unemployment Comp. Rev.,
                            A.N.N.M.T.,
VMIG1            5,500    3.90%, 7/1/97, Ser 93C....
5,500,000
                                                     -------
-----

20,498,364
                                                     -------
-----
                          DISTRICT OF COLUMBIA--2.4%
                          Dist. of Columbia Hsg.
                            Fin. Agcy., Carmel
                            Plaza, F.R.W.D.,
VMIG1            8,830    4.15%, 1/2/97, Ser. 91....
8,830,000
                          Dist. of Columbia Rev.,
                            Gen. Oblig., F.R.D.D.,
                          5.00%, 1/2/97, Ser.
VMIG1            5,000      92A-6...................
5,000,000

                                      -17-
                        See Notes to Financial Statements
appearing on page 26.

COMMAND TAX-FREE FUND

             Principal
  Moody's     Amount
Value
   Rating      (000)           Description (a)         (Note
1)
                          DISTRICT OF COLUMBIA--(cont'd)
                          Metro. Wash. Airport,
                            T.E.C.P.,
A-1*          $ 10,000    3.65%, 5/20/97............ $
10,000,000
                                                     -------
-----

23,830,000
                                                     -------
-----
                          FLORIDA--3.3%
                          Muni Trust I Class A
                            Ambassador Apt. Inc.,
                            F.R.W.D.S.,
A-1+*           13,500    4.38%, 1/2/97, Ser. 1.....
13,500,000
                          Pasco Cnty. School Bd.,
                            M.T.H.O.T.,
VMIG1           11,000    4.15%, 1/9/97, Ser. 96....
11,000,000
                          Putnam Cnty. Dev. Auth.,
                            Seminole Elec. Proj.,
                            S.E.M.O.T.,
                          3.80%, 3/15/97, Ser.
P-1              8,000      84H-4...................
8,000,000
                                                     -------
-----

32,500,000
                                                     -------
-----
                          GEORGIA--6.3%
                          Burke Cnty. Georgia Dev. Auth.,
                            Oglethorpe Pwr. Corp.,
                          3.875%, 5/15/97, Ser.
NR              14,215      96......................
14,215,000
                          Cobb Cnty. Hsg. Auth.,
                            Terrell Mill II Assoc.,
                            F.R.W.D.,
                          4.25%, 1/2/97, Ser. Cr
A-1+*           10,600      171.....................
10,600,000
                          Georgia Oblig. Bond,
                            A.N.N.O.T.,
AAA*            15,900    3.60%, 4/1/97, Ser. 95C
15,900,000
                          Monroe Cnty. Dev.Auth.,
                            Oglethorpe Sherer Proj.,
                          3.875%, 5/15/97, Ser.
NR              13,670      96......................
13,670,000
                          Roswell Hsg. Auth., Post
                            Canyon Proj., F.R.W.D.
A-1+*         $  7,500    4.05%, 1/2/97, Ser. 96.... $
7,500,000
                                                     -------
-----

61,885,000
                                                     -------
-----
                          ILLINOIS--9.8%
                          Gurnee Ind. Dev. Rev.,
                            Sterigenics Intl. Proj.,
                            F.R.W.D.,
A-1*             7,750    4.35%, 1/2/97, Ser. 96....
7,750,000
                          Illinois Dev. Fin. Auth.
                            Rev., Chicago Symphony,
                            F.R.W.D.,
A-1+*           10,000    3.05%, 1/8/97, Ser. 96....
10,000,000
                          Multifamily Hsg.,
                            F.R.W.D.,
A-1*             8,900    4.50%, 1/3/97, Ser. 92....
8,900,000
                          Illinois Hlth. Fac. Auth.,
                            Servant Cor Falcon II,
                            F.R.W.D.,
A-1+*           13,500    4.30%, 1/1/97, Ser. 96A...
13,500,000
                          Children's Mem. Hosp.,
                            S.E.M.M.T.,
                          3.70%, 2/20/97, Ser.
VMIG1           15,000      90A.....................
15,000,000
                          Evanston Hosp. Corp.
                            Proj., A.N.N.M.T.,
VMIG1           12,000    3.70%, 12/1/97, Ser. 92...
12,000,000
                          Evanston Hsp. Corp. Prog.,
                            A.N.N.M.T.,
VMIG1           18,000    3.75%, 5/15/97, Ser. 95...
18,000,000
                          Victory Hlth. Srvcs.
                            Proj., M.T.H.M.T.,
VMIG1           11,300    3.50%, 2/6/97, Ser. 91....
11,300,000
                                                     -------
-----

96,450,000
                                                     -------
-----
                          INDIANA--2.5%
                          Gary Econ. Dev. Rev.,
                            Miller Partnership,
                            F.R.W.D.,
VMIG1            7,000    4.35%, 1/2/97, Ser. 96A...
7,000,000

                                      -18-
                        See Notes to Financial Statements
appearing on page 26.

COMMAND TAX-FREE FUND

             Principal
  Moody's     Amount
Value
   Rating      (000)           Description (a)         (Note
1)
                          INDIANA--(cont'd)
                          Indiana Ed. Fac. Auth.,
                            Wesleyan Univ. F.R.W.D.,
NR            $ 10,000    4.20%, 1/2/97, Ser. 93.... $
10,000,000
                          Indiana Hlth. Fac. Fin.
                            Auth.,
                            Rev., Baptist Homes of
                            Indiana, F.R.W.D.,
NR               7,395    4.20%, 1/2/97, Ser. 95....
7,395,000
                                                     -------
-----

24,395,000
                                                     -------
-----
                          IOWA--5.4%
                          Iowa School Corps.,
                            Warrent Certificates,
                          4.75%, 6/27/97, Ser.
MIG1            24,000      95-6A...................
24,082,947
                          Louisa Cnty. Poll. Ctrl.
                            Rev., Mid-American
                            Energy, F.R.W.D.,
VMIG1           20,000    4.20%, 1/2/97, Ser. 85....
20,000,000
                          Sergeant Bluff Dev. Rev.,
                            Sioux City Brick & Tile
                            Proj., F.R.W.D.,
NR               9,100    4.35%, 1/2/97, Ser. 96....
9,100,000
                                                     -------
-----

53,182,947
                                                     -------
-----
                          KENTUCKY--2.0%
                          Louisville & Jefferson
                            Cnty., Sewer & Drainage
                            Sub. Notes, F.R.W.D.,
A-1*            20,000    4.30%, 1/2/97, Ser. 96A...
20,000,000
                                                     -------
-----
                          LOUISIANA--2.1%
                          Calcasieu Parish Ind. Dev.
                            Board, Citgo. Corp.,
                            F.R.D.D.,
VMIG1            3,900    5.10%, 1/2/97, Ser. 94....
3,900,000
                          Louisiana Pub. Fac. Auth.,
                            Hosp. Equip., F.R.W.D.,
VMIG1            6,900    4.45%, 1/2/97, Ser. 85A...
6,900,000
                          West Baton Rouge Parish
                            Ind. Dist. #3 Rev., Dow
                            Chemical Co. Proj.,
                            F.R.D.D.,
P-1           $ 10,100    5.10%, 1/2/97, Ser. 93.... $
10,100,000
                                                     -------
-----

20,900,000
                                                     -------
-----
                          MARYLAND--0.8%
                          Maryland Econ. Dev. Corp.,
                            F.R.W.D.,
A-1*             7,500    4.30%, 1/2/97, Ser. 95....
7,500,000
                                                     -------
-----
                          MASSACHUSETTS--4.4%
                          Massachusetts Bay Transit
                            Auth.,
MIG2            11,700    3.75%, 2/28/97, Ser. A....
11,704,448
                          Massachusetts Hsg. Fin.
                            Agcy., Single Family
                            Hsg. Rev., Ser. 5-Eagle
                            Trust,
NR               9,600    3.65%, 3/1/97, Ser. 96....
9,600,000
                          Revere Hsg. Auth. Multifamily
                            Mtge. Rev., Waters Edge
                            Apts. Proj., F.R.W.D.,
Aaa             22,000    4.50%, 1/3/97, Ser. 91C...
22,000,000
                                                     -------
-----

43,304,448
                                                     -------
-----
                          MICHIGAN--1.0%
                          Charter Co. of Wayne,
                            Detroit Metro Wayne Co.
                            Airport, F.R.W.D.,
P-1              9,400    4.25%, 1/2/97, Ser. 96A...
9,400,000
                                                     -------
-----
                          MINNESOTA--0.5%
                          Bloomington Comm. Dev.
                            Rev., 94th Street Assoc.
                            Proj., F.R.W.D.,
A-1+*            5,375    4.20%, 1/3/97, Ser. 85....
5,375,000
                                                     -------
-----

                                      -19-
                        See Notes to Financial Statements
appearing on page 26.

COMMAND TAX-FREE FUND

             Principal
  Moody's     Amount
Value
   Rating      (000)           Description (a)         (Note
1)
                          MISSISSIPPI--1.7%
                          Harrison Cnty. Poll. Ctrl.
                            Rev.,
                            Mississippi Pwr. Co.
                            Proj., F.R.W.D.,
A-1*          $ 16,750    4.15%, 1/2/97, Ser. 92.... $
16,750,000
                                                     -------
-----
                          MISSOURI--1.8%
                          Missouri Environ. Impvt. &
                            Energy Res. Auth., Union
                            Elec. Co., A.N.N.O.T.,
P-1              6,095    3.65%, 6/1/97, Ser. 84A...
6,091,303
                          St. Charles Cnty. Ind.
                            Dev. Auth., Cedar Ridge
                            Apts., F.R.W.D.,
A-1+*           11,270    4.20%, 1/2/97, Ser. 88A...
11,270,000
                                                     -------
-----

17,361,303
                                                     -------
-----
                          NEBRASKA--0.2%
                          Nebraska Pub. Pwr. Dist.
                            Rev., T.E.C.P.,
P-1              2,000    3.40%, 3/11/97, Ser. B....
2,000,000
                                                     -------
-----
                          NEW JERSEY--2.0%
                          Jersey City, New Jersey
                            School Promissory Notes
SP-1+*          19,400    3.75%, 3/7/97.............
19,415,035
                                                     -------
-----
                          NEW MEXICO--0.8%
                          New Mexico Highway Comm.,
                            Hwy. Tax Rev.,
                            Q.T.R.O.T.,
MIG1             7,700    3.70%, 2/5/97, Ser. 96....
7,700,000
                                                     -------
-----
                          NEW YORK--2.1%
                          New York City Gen. Oblig.,
                            T.E.C.P.,
                          3.65%, 1/10/97, Ser.
VMIG1            5,300      94H-2...................
5,300,000
                          3.60%, 1/13/97, Ser.
NR              15,200      94H-3...................
15,200,000
                                                     -------
-----

20,500,000
                                                     -------
-----
                          NORTH CAROLINA--0.5%
                          Cabarrus Cnty. Ind. Facs.
                            Auth., Poll. Ctrl. Rev.,
                            Philip Morris Proj.,
                            F.R.W.D.,
P-1           $  5,000    4.15%, 1/2/97, Ser. 92.... $
5,000,000
                                                     -------
-----
                          OHIO--2.6%
                          Franklin Cnty. Hosp. Fac.,
                            US Health Corp.,
                            F.R.W.D.,
VMIG1           12,000    4.15%, 1/2/97, Ser. 96A...
12,000,000
                          Ohio Hsg. Agcy., Res. Mtg.
                            Rev., A.N.N.M.T.,
                          3.40%, 3/3/97, Ser.
A-1+*           14,000      96A-3...................
14,000,000
                                                     -------
-----

26,000,000
                                                     -------
-----
                          OKLAHOMA--0.6%
                          Muskogee Mall Proj.,
                            F.R.W.D.,
VMIG1            5,600    4.40%, 1/2/97, Ser. 85....
5,600,000
                                                     -------
-----
                          OREGON--1.9%
                          Oregon Hsg. & Comm. Svcs.
                            Dept., Sngl. Family Mtg.
                            Proj., A.N.N.M.T.,
                          3.85%, 5/15/97, Ser.
MIG1             5,000      96C.....................
5,000,000
                          Oregon State Hlth. Hsg.
                            Ed. & Cult., Peace Hlth.
                            Proj., F.R.W.D.,
A-1+*           14,235    4.20%, 1/2/97, Ser. 95....
14,235,000
                                                     -------
-----

19,235,000
                                                     -------
-----
                          PENNSYLVANIA--3.2%
                          Emmaus Gen. Auth.,
                            F.R.W.D.,
A-1+*           10,000    5.00%, 1/2/97, Ser. 96....
10,000,000
                          Montgomery Cnty., Higher
                            Ed., F.R.W.D.,
A-1*             1,300    4.30%, 1/2/97, Ser. 96A...
1,300,000

                                      -20-
                        See Notes to Financial Statements
appearing on page 26.

COMMAND TAX-FREE FUND

             Principal
  Moody's     Amount
Value
   Rating      (000)           Description (a)         (Note
1)
                          PENNSYLVANIA--(cont'd)
                          Northeastern Hosp. & Ed.
                            Auth., Hlth. Fin. Prog.,
                            F.R.W.D.,
VMIG1         $ 19,900    4.30%, 1/2/97, Ser. 96.... $
19,900,000
                                                     -------
-----

31,200,000
                                                     -------
-----
                          RHODE ISLAND--1.0%
                          Rhode Island Student Ln.
                            Auth., F.R.W.D.,
                          4.15%, 1/2/97, Ser.
A-1+*           10,000      96-2....................
10,000,000
                                                     -------
-----
                          SOUTH CAROLINA--0.3%
                          York Cnty. Poll. Ctrl.
                            Rev., Electric Proj.,
                            S.E.M.O.T.,
                          3.80%, 3/15/97, Ser.
VMIG1            2,500      84N-6...................
2,500,000
                                                     -------
-----
                          SOUTH DAKOTA--0.9%
                          South Dakota Hsg. Dev.
                            Auth., Home Ownership,
                            F.R.W.D.S.,
                          4.30%, 1/2/97, Ser.
A-1+*            9,200      PT-85...................
9,200,000
                                                     -------
-----
                          TENNESSEE--1.1%
                          Montgomery Cnty. Pub.
                            Bldg., F.R.W.D.,
A-1*            11,000    4.30%, 1/2/97, Ser. 95....
11,000,000
                                                     -------
-----
                          TEXAS--10.8%
                          Bexar County Hsg. Fin.
                            Corp. Perrin Park Apt.,
                            F.R.W.D.,
VMIG1           10,900    4.51%, 1/2/97, Ser. 96....
10,900,000
                          Brazos River Harbor Nav.
                            Dist.,
                            Dow Chemical Co., Proj.,
                            F.R.D.D.,
P-1              2,000    5.10%, 1/2/97, Ser. 96....
2,000,000
P-1              4,000    5.10%, 1/2/97, Ser. 93....
4,000,000
                          Collin Cnty. Hsg. Fin.
                            Corp., Huntington Apts
                            Proj., F.R.W.D.,
A-1*          $  6,155    4.26%, 1/2/97, Ser. 96.... $
6,155,000
                          DeSota Ind. Dev. Auth.,
                            Nat'l. Svc. Inds. Inc.
                            Proj., F.R.W.D.,
Aa2              7,150    4.15%, 1/2/97, Ser. 91....
7,150,000
                          Greater East Texas Student
                            Ln. Rev., A.N.N.O.T.,
VMIG1           11,650    3.85%, 5/1/97, Ser. 95A...
11,650,000
                          Houston Gen. Oblig.,
                            T.E.C.P.,
P-1             12,900    3.45%, 1/2/97, Ser. A.....
12,900,000
                          Wtr. & Sewer, T.E.C.P.,
P-1             10,000    3.60%, 4/11/97, Ser. A....
10,000,000
                          San Antonio, Elec. & Gas
                            Rev.,T.E.C.P.,
P-1             15,000    3.50%, 3/11/97, Ser. A....
15,000,000
                          Water Systems, T.E.C.P.,
P-1              5,000    3.50%, 1/2/97, Ser. 95....
5,000,000
                          Texas Board of Regents,
                            A & M Univ., T.E.C.P.,
VMIG1            9,000    3.55%, 1/10/97............
9,000,000
                          Texas State, T.R.A.N.,
MIG1             7,000    4.75%, 8/29/97, Ser. 96...
7,034,523
                          Waller Cnty. Ind. Dev.
                            Corp., Mckesson Water
                            Prod., F.R.W.D.,
A-1*             6,000    4.50%, 1/2/97, Ser. 96....
6,000,000
                                                     -------
-----

106,789,523
                                                     -------
-----
                          UTAH--1.5%
                          Intermountain Pwr. Auth.
                            Supply Rev., A.N.N.O.T.,
                          3.93%, 6/16/97, Ser.
VMIG1           14,500      85E.....................
14,500,000
                                                     -------
-----

                                      -21-
                        See Notes to Financial Statements
appearing on page 26.

COMMAND TAX-FREE FUND

             Principal
  Moody's     Amount
Value
   Rating      (000)           Description (a)         (Note
1)
                          VIRGINIA--4.0%
                          Chesterfield Cnty. Ind.
                            Dev. Auth., Virginia
                            Elec. Pwr. Co. Proj.,
                            T.E.C.P.,
VMIG1         $ 17,600    3.55%, 3/6/97, Ser. 87A... $
17,600,000
                          Phillip Morris Proj.,
                            F.R.W.D.,
P-1              8,500    4.15%, 1/2/97.............
8,500,000
                          Harrisonburg Redev. & Hsg.
                            Auth., Multifamly Hsg.
                            Rev., F.R.W.D.,
VMIG1           13,000    4.15%, 1/2/97, Ser. 91A...
13,000,000
                                                     -------
-----

39,100,000
                                                     -------
-----
                          WASHINGTON--2.8%
                          Pierce Cnty. Econ. Dev.
                            Corp., Sealand Inc.,
                            F.R.W.D.,
Aa2             10,000    4.15%, 1/2/97, Ser. 96....
10,000,000
                          Washington Hsg. Fin.
                            Comm., Mills Plains
                            Crossing Proj.,
                            F.R.W.D.,
A-1+*            7,800    3.60%, 1/7/97, Ser. 88....
7,800,000
                          Canyon Lakes II Proj.,
                            F.R.D.D.,
VMIG1            4,900    5.00%, 1/2/97, Ser. 94....
4,900,000
                          Multifamily Rev.,
                            Wandering Creek Proj.,
                            F.R.D.D.,
VMIG1            5,300    5.45%, 1/2/97, Ser. 95....
5,300,000
                                                     -------
-----

28,000,000
                                                     -------
-----
                          WEST VIRGINIA--0.9%
                          West Virginia Public
                            Energy. Auth. Rev.,
                            Morgantown Energy,
                            T.E.C.P.,
                          3.55%, 4/11/97, Ser.
A-1*             9,000      89A.....................
9,000,000
                                                     -------
-----
                          WYOMING--0.9%
                          Green River Poll. Cntrl.
                            Rev., OCI Chemical,
                            F.R.D.D.,
VMIG1         $  9,200    5.75%, 1/2/97, Ser. 94.... $
9,200,000
                                                     -------
-----
                          Total Investments--100.6%
                          (cost $991,381,620).......
991,381,620
                          Liabilities in excess of
                            other assets--(0.6%)....
(6,077,169)
                                                     -------
-----
                          Net Assets--100%..........
$985,304,451
                                                     -------
-----
                                                     -------
-----

---------------
(a) The following abbreviations are used in portfolio descriptions:
  A.N.N.M.T.--Annual Mandatory Tender.
  A.N.N.O.T.--Annual Optional Tender.
  F.R.D.D--Floating Rate Daily Demand Note(b).
  F.R.W.D.--Floating Rate (Weekly) Demand Note(b).
  F.R.W.D.S.--Floating Rate Weekly Demand--Synthetic
Note(b).
  M.T.H.M.T.--Monthly Mandatory Tender.
  M.T.H.O.T.--Monthly Optional Tender.
  Q.T.R.M.T.--Quarterly Mandatory Tender.
  Q.T.R.O.T.--Quarterly Optional Tender.
  S.E.M.M.T.--Semi-Annual Mandatory Tender.
  S.E.M.O.T.--Semi-Annual Optional Tender.
  T.E.C.P.--Tax Exempt Commercial Paper.
  T.R.A.N.--Tax and Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate
    Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
* Standard & Poor's rating.
NR--Not Rated by Moody's or Standard & Poor's.
                                      -22-
                        See Notes to Financial Statements
appearing on page 26.

COMMAND TAX-FREE FUND
 Statement of Assets and Liabilities
(Unaudited)

Assets
December 31, 1996

-----------------
Investments, at amortized cost which approximates market
value........................    $   991,381,620
Cash........................................................
 ..........................             28,663
Receivable for Fund shares
sold.......................................................
14,776,701
Receivable for investments
sold.......................................................
10,271,657
Interest
receivable..................................................
 .................          7,115,072
Prepaid
expenses....................................................
 ..................             30,166

-----------------
  Total
assets......................................................
 ..................      1,023,603,879

-----------------
Liabilities
Payable for Fund shares
repurchased.................................................
 ..         27,270,986
Payable for investments
purchased...................................................
 ..         10,000,000
Accrued
expenses....................................................
 ..................            519,771
Management fee
payable.....................................................
 ...........            443,561
Distribution fee
payable.....................................................
 .........             65,110

-----------------
  Total
liabilities.................................................
 ..................         38,299,428

-----------------
Net Assets
Applicable to 985,304,451 shares of beneficial interest
($.01 par value) issued and
  outstanding;
  unlimited number of shares
authorized...............................................
$   985,304,451

-----------------

-----------------
Net asset value, offering price and redemption price per
share ($985,304,451 /
  985,304,451
shares).....................................................
 ............              $1.00

-----------------

-----------------

See Notes to Financial Statements appearing on page 26.
                                      -23-

COMMAND TAX-FREE FUND
Statement of Operations
(Unaudited)

                                           Six Months
                                              Ended
                                          December 31,
Net Investment Income                         1996
Income
  Interest.............................    $21,026,260
                                        -----------------
Expenses
  Management fee.......................      2,651,900
  Distribution fee.....................        736,935
  Registration fees....................        126,000
  Transfer agent's fees and expenses...         96,000
  Custodian's fees and expenses........         61,000
  Trustees' fees and expenses..........         29,000
  Audit fee and expenses...............         21,000
  Reports to shareholders..............         20,000
  Insurance expense....................         17,000
  Legal fees and expenses..............         10,000
  Miscellaneous........................          3,945
                                        -----------------
    Total expenses.....................      3,772,780
    Less: custodian fee credit.........        (41,330)
                                        -----------------
    Net expenses.......................      3,731,450
                                        -----------------
Net investment income..................     17,294,810
                                        -----------------
Realized Gain on Investments
Net realized gain on investment
  transactions.........................          8,700
                                        -----------------
Net Increase in Net Assets
Resulting from Operations..............    $17,303,510
                                        -----------------
                                        -----------------

COMMAND TAX-FREE FUND
Statement of Changes in Net Assets
(Unaudited)

                          Six Months
                             Ended          Year Ended
Increase in              December 31,        June 30,
Net Assets                   1996              1996
Operations
  Net investment
  income............... $    17,294,810   $    34,755,227
  Net realized gain on
    investment
    transactions.......           8,700            14,814
                        ---------------   ---------------
  Net increase in net
    assets resulting
    from operations....      17,303,510        34,770,041
                        ---------------   ---------------
Dividends and
  distributions to
  shareholders.........     (17,303,510)      (34,770,041)
                        ---------------   ---------------
Fund share transactions
  (at $1 per share)
  Net proceeds from
    shares
    subscribed.........   2,286,947,879     4,980,375,440
  Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions......      17,303,510        34,770,041
  Cost of shares
  reacquired...........  (2,475,882,375)   (4,913,777,690)
                        ---------------   ---------------
  Net increase
    (decrease) in net
    assets from Fund
    share
    transactions.......    (171,630,986)      101,367,791
                        ---------------   ---------------
Total increase
  (decrease)...........    (171,630,986)      101,367,791
Net Assets
Beginning of period....   1,156,935,437     1,055,567,646
                        ---------------   ---------------
End of period.......... $   985,304,451   $ 1,156,935,437
                        ---------------   ---------------
                        ---------------   ---------------

See Notes to Financial Statements appearing on page 26.
                                      -24-

COMMAND TAX-FREE FUND
Financial Highlights
(Unaudited)

                                               Six Months
                                                 Ended
                                                December
Year Ended June 30,
                                                  31,
------------------------------------------------------------
                                                  1996
1996          1995         1994        1993        1992
                                               ----------
----------    ----------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........   $    1.000
$    1.000    $    1.000    $  1.000    $  1.000    $  1.000
Net investment income and net realized
  gains.....................................        0.015
0.031         0.032       0.020       0.022       0.035
Dividends and distributions to
  shareholders..............................       (0.015)
(0.031)       (0.032)     (0.020)     (0.022)     (0.035)
                                               ----------
----------    ----------    --------    --------    --------
Net asset value, end of period..............   $    1.000
$    1.000    $    1.000    $  1.000    $  1.000    $  1.000
                                               ----------
----------    ----------    --------    --------    --------
                                               ----------
----------    ----------    --------    --------    --------
TOTAL RETURN(b).............................         1.49%
3.12%         3.29%       1.98%       2.23%       3.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).............   $  985,304
$1,156,935    $1,055,568    $847,602    $853,930    $729,122
Average net assets (000)....................   $1,169,483
$1,134,257    $  926,888    $908,421    $823,517    $751,458
Ratios to average net assets:
  Expenses, including distribution fees.....
 .64%(a)        .66%          .66%        .65%        .68%
 .69%
  Expenses, excluding distribution fees.....
 .52%(a)        .54%          .54%        .53%        .55%
 .56%
  Net investment income.....................
2.93%(a)       3.06%         3.05%       1.96%       2.09%
3.47%

---------------
(a) Annualized.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
See Notes to Financial Statements appearing on page 26.
                                      -25-

COMMAND FUNDS
Notes to Financial Statements
   Command Money Fund, Command Government Fund, and Command Tax-Free Fund (each a ``Fund'' and collectively, the Funds ) are each registered under the
Investment Company Act of 1940 as an open-end, diversified management investment company whose shares are offered exclusively to participants in the Prudential
Securities Command Account Program of Prudential Securities
Incorporated
(Prudential Securities). The Command Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less.
The Command Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less. The Command Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT). The Funds invest in a portfolio of money market instruments maturing in 13 months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the
Funds to meet their obligations may be affected by economic and/or political developments in a specific industry, state or region.

Note 1. Accounting            The following is a summary
Policies                      of significant accounting poli-
                              cies followed by the Funds in
the preparation of
their financial statements.
Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. All securities are valued as of 4:30 p.m., New York time.
   In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.
Federal Income Taxes: Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to its shareholders.
Therefore, no federal income tax provision is required.
Dividends: Each Fund declares all of its net investment income as dividends daily to its shareholders of record at the time of such declaration. Dividends are reinvested daily into additional full and fractional shares of the respective Fund at the net asset value per share determined on the date of declaration. Net investment income for dividend purposes includes accrued interest and amortization of premiums and discounts, plus or minus any gains or losses realized on sales of portfolio securities, and less the estimated expenses of the Fund applicable to the dividend period. Custody Fee Credits: The Command Tax-Free Fund has an arrangement with its custodian bank, whereby uninvested money earn credits which reduce the fees charged by the custodian.

Note 2. Agreements            Each Fund has a manage-
                              ment agreement with Prudential
Mutual Fund
Management LLC (PMF). Pursuant to this agreement PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with the Prudential
Investment Corporation (PIC); PIC furnishes investment advisory services in connection with the management of the Funds. PMF pays for the cost of the subadvisor's services, the compensation of officers of the Funds, occupancy and certain clerical and bookkeeping costs of the Funds. The Funds bear all other costs and expenses.
                                      -26-

   The management fee paid PMF is computed daily and payable monthly on the following basis:

           Average Daily             Command    Command
Command
             Net Assets               Money    Government
Tax-Free
------------------------------------ -------   ----------
-------
First $500 million..................    .500%        .400%
 .500%
Second $500 million.................    .425%        .400%
 .425%
Third $500 million..................    .375%        .375%
 .375%
Excess of $1.5 billion..............    .350%        .375%
 .375%

   Each Fund has a distribution agreement with Prudential
Securities
Incorporated (``PSI''), which acts as the distributor of the shares of each
Fund. Each Fund compensates PSI for distributing and servicing each Funds shares, pursuant the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of each Fund's shares. The distribution fees for shares are accrued daily and payable monthly.

Note 3. Other                 Prudential Mutual Fund Ser-
Transactions                  vices, Inc. (PMFS), a wholly-
with Affiliates               owned subsidiary of PMF,
                              serves as the Funds' transfer
agent. During the
six months ended December 31, 1996 the Funds incurred fees for the services of
PMFS of approximately:

Command Money.................................... $949,180
Command Government............................... $ 41,094
Command Tax-Free................................. $ 89,314

   As of December 31, 1996, the following amounts were due to PMFS from the
Funds:

Command Money.................................... $160,342
Command Government............................... $  6,938
Command Tax-Free................................. $ 14,095

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
Toll free (800) 222-4324

       (LOGO)

Trustees
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Richard A. Redeker
Robin B. Smith
Langdon R. Stevenson
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace Torres, Treasurer
S. Jane Rose, Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The accompanying financial statements as of December 31, 1996 were not audited and, accordingly no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.